Expense Example	Sep. 26, 2025 USD ($)
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 694
Expense Example, with Redemption, 3 Years	946
Expense Example, with Redemption, 5 Years	1,243
Expense Example, with Redemption, 10 Years	2,157
NORTH SQUARE DYNAMIC SMALL CAP FUND | NORTH SQUARE DYNAMIC SMALL CAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	561
Expense Example, with Redemption, 10 Years	1,305
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	741
Expense Example, with Redemption, 3 Years	1,208
Expense Example, with Redemption, 5 Years	1,701
Expense Example, with Redemption, 10 Years	3,053
NORTH SQUARE KENNEDY MICROCAP FUND | NORTH SQUARE KENNEDY MICROCAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	151
Expense Example, with Redemption, 3 Years	596
Expense Example, with Redemption, 5 Years	1,068
Expense Example, with Redemption, 10 Years	2,372
NORTH SQUARE SELECT SMALL CAP FUND | NORTH SQUARE SELECT SMALL CAP FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	591
Expense Example, with Redemption, 10 Years	1,326
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	412
Expense Example, with Redemption, 5 Years	713
Expense Example, with Redemption, 10 Years	1,568
NORTH SQUARE SMALL CAP VALUE FUND | NORTH SQUARE SMALL CAP VALUE FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	334
Expense Example, with Redemption, 5 Years	579
Expense Example, with Redemption, 10 Years	1,283
NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND | NORTH SQUARE ALTRINSIC INTERNATIONAL EQUITY FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	608
Expense Example, with Redemption, 10 Years	1,361
NORTH SQUARE CORE PLUS BOND FUND | NORTH SQUARE CORE PLUS BOND FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	378
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,680
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	271
Expense Example, with Redemption, 10 Years	641
NORTH SQUARE MCKEE BOND FUND | NORTH SQUARE MCKEE BOND FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	48
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	304
Expense Example, with Redemption, 10 Years	693
NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND | NORTH SQUARE PREFERRED AND INCOME SECURITIES FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,197
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	466
Expense Example, with Redemption, 3 Years	712
Expense Example, with Redemption, 5 Years	977
Expense Example, with Redemption, 10 Years	1,733
NORTH SQUARE STRATEGIC INCOME FUND | NORTH SQUARE STRATEGIC INCOME FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	455
Expense Example, with Redemption, 10 Years	1,035
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	726
Expense Example, with Redemption, 3 Years	1,045
Expense Example, with Redemption, 5 Years	1,386
Expense Example, with Redemption, 10 Years	2,345
NORTH SQUARE MULTI STRATEGY FUND | NORTH SQUARE MULTI STRATEGY FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	135
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	729
Expense Example, with Redemption, 10 Years	1,601
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	796
Expense Example, with Redemption, 3 Years	1,191
Expense Example, with Redemption, 5 Years	1,610
Expense Example, with Redemption, 10 Years	2,773
NORTH SQUARE SPECTRUM ALPHA FUND | NORTH SQUARE SPECTRUM ALPHA FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	209
Expense Example, with Redemption, 3 Years	583
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,098
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	769
Expense Example, with Redemption, 3 Years	1,183
Expense Example, with Redemption, 5 Years	1,621
Expense Example, with Redemption, 10 Years	2,834
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	381
Expense Example, with Redemption, 3 Years	880
Expense Example, with Redemption, 5 Years	1,506
Expense Example, with Redemption, 10 Years	3,189
NORTH SQUARE TACTICAL DEFENSIVE FUND | NORTH SQUARE TACTICAL DEFENSIVE FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	579
Expense Example, with Redemption, 5 Years	1,003
Expense Example, with Redemption, 10 Years	2,183
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	737
Expense Example, with Redemption, 3 Years	1,081
Expense Example, with Redemption, 5 Years	1,448
Expense Example, with Redemption, 10 Years	2,477
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	1,309
Expense Example, with Redemption, 10 Years	2,795
NORTH SQUARE TACTICAL GROWTH FUND | NORTH SQUARE TACTICAL GROWTH FUND Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	800
Expense Example, with Redemption, 10 Years	1,755
NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF | NORTH SQUARE RCIM TAX-ADVANTAGED PREFERRED AND INCOME SECURITIES ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	$ 750